VARIABLE INTEREST ENTITIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
VARIABLE INTEREST ENTITIES
Cash flow used in operating activities	$ (252,741)	$ (885,324)	$ 684,615
Cash flow used in investing activities	(1,503,490)	(1,962,257)	(1,671,416)
Cash flow provided by financing activities	1,347,505	2,319,771	$ 2,052,828
Capital contributions from tax equity investors	207,669	226,935
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Cash flow used in operating activities	68,829	159,926
Cash flow used in investing activities	54,697	634,608
Cash flow provided by financing activities	69,278	752,825
Capital contributions from tax equity investors	$ 207,669	$ 226,935